UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments

U.S. Bond Enhanced Index Fund	January 31, 2018

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	Par/Shares	$ Value
CORPORATE BONDS 28.6%		
FINANCIAL INSTITUTIONS 11.4%		
Banking 6.7%		
ABN AMRO Bank, 2.10%, 1/18/19 (1)	675	674
ABN AMRO Bank, 4.75%, 7/28/25 (1)	390	408
American Express, 8.125%, 5/20/19	590	633
ANZ National International, 2.75%, 1/22/21 (1)	1,120	1,116
Banco Santander, 3.125%, 2/23/23	600	590
Bank of America, 3.50%, 4/19/26	600	604
Bank of America, 4.00%, 1/22/25	650	662
Bank of America, 4.20%, 8/26/24	290	301
Bank of America, 6.00%, 10/15/36	300	383
Bank of America, VR, 3.824%, 1/20/28 (2)	1,280	1,298
Bank of New York Mellon, 5.45%, 5/15/19	340	353
Banque Federale du Credit Mutuel, 2.50%, 10/29/18 (1)	600	600
Barclays, 3.25%, 1/12/21	905	907
Barclays Bank, 2.65%, 1/11/21	895	889
BB&T, 5.25%, 11/1/19	200	209
BPCE, 4.50%, 3/15/25 (1)	400	411
BPCE, 5.70%, 10/22/23 (1)	850	931
Capital One, 2.35%, 1/31/20	1,000	992
Citibank, 2.125%, 10/20/20 (3)	1,100	1,083
Citigroup, 5.875%, 1/30/42	450	586
Citigroup, VR, 3.887%, 1/10/28 (2)	2,000	2,034
Citizens Bank, 2.30%, 12/3/18	890	890
Citizens Bank, 2.50%, 3/14/19	440	440
Citizens Bank, 2.55%, 5/13/21	440	435
Citizens Financial Group, 2.375%, 7/28/21	155	152
Citizens Financial Group, 4.30%, 12/3/25	560	574

Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)(3)	800	825
Commonwealth Bank of Australia, 5.00%, 10/15/19 (1)	425	441
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2)	745	727
Discover Financial Services, 3.75%, 3/4/25	1,440	1,429
Discover Financial Services, 10.25%, 7/15/19	550	593
Goldman Sachs Group, 3.00%, 4/26/22	2,350	2,335
Goldman Sachs Group, 3.50%, 1/23/25	750	747
Goldman Sachs Group, 4.25%, 10/21/25	795	816
Goldman Sachs Group, 6.75%, 10/1/37	455	601
HSBC Bank, 1.50%, 5/15/18 (1)	800	799
HSBC Bank USA, 5.875%, 11/1/34	550	693
HSBC Holdings, VR, 3.262%, 3/13/23 (2)	1,000	1,000
ING Groep, 3.15%, 3/29/22	330	329
Intesa Sanpaolo, 3.125%, 7/14/22 (1)	1,055	1,034
Intesa Sanpaolo, 3.375%, 1/12/23 (1)	375	372
JPMorgan Chase, 2.95%, 10/1/26	980	940
JPMorgan Chase, 3.375%, 5/1/23 (3)	595	599
JPMorgan Chase, 4.625%, 5/10/21	900	951
JPMorgan Chase, 6.30%, 4/23/19	295	309
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	990	1,006
JPMorgan Chase, VR, 3.882%, 7/24/38 (2)	1,380	1,388
KeyCorp, 2.90%, 9/15/20	1,220	1,224
Manufacturers & Traders Trust, 3.40%, 8/17/27 (3)	250	248
Merrill Lynch, 6.875%, 4/25/18	200	202
Merrill Lynch, 6.875%, 11/15/18	65	67
Merrill Lynch, 7.75%, 5/14/38	150	221
Morgan Stanley, 2.375%, 7/23/19	450	449
Morgan Stanley, 4.30%, 1/27/45	750	796
Morgan Stanley, 6.25%, 8/9/26	175	206
Morgan Stanley, VR, 3.971%, 7/22/38 (2)	815	822

Nationwide Building Society, 2.35%, 1/21/20 (1)	500	496
Nationwide Building Society, 2.45%, 7/27/21 (1)	890	875
PNC Funding, 6.70%, 6/10/19	300	317
Regions Bank, 2.25%, 9/14/18	905	906
Royal Bank of Canada, 2.15%, 3/15/19	650	648
Santander U.K., 5.00%, 11/7/23 (1)	200	211
State Street, 3.10%, 5/15/23	265	264
Sumitomo Mitsui Banking, 1.95%, 7/23/18	900	899
Toronto-Dominion Bank, 2.50%, 12/14/20 (3)	890	886
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)	235	231
UBS Group Funding, 2.95%, 9/24/20 (1)	450	452
UBS Group Funding, 3.00%, 4/15/21 (1)	1,200	1,196
UBS Group Funding, 4.125%, 9/24/25 (1)	630	649
		48,354
Brokerage Asset Managers Exchanges 0.1%		
Intercontinental Exchange, 2.50%, 10/15/18	170	170
Intercontinental Exchange, 2.75%, 12/1/20	475	477
Raymond James Financial, 3.625%, 9/15/26	100	99
		746
Finance Companies 0.7%		
Aercap Ireland Capital Limited, 3.30%, 1/23/23	485	480
Aercap Ireland Capital Limited, 3.50%, 5/26/22	335	335
Air Lease, 2.50%, 3/1/21	760	751
Air Lease, 3.625%, 4/1/27	830	813
GATX, 2.60%, 3/30/20	95	94
GATX, 4.85%, 6/1/21 (3)	650	686
GE Capital International Funding, 2.342%, 11/15/20	1,029	1,015

GE Capital International Funding, 4.418%, 11/15/35	1,304	1,346
		5,520
Insurance 2.6%		
AIA Group, 2.25%, 3/11/19 (1)	200	199
AIA Group, 3.20%, 3/11/25 (1)	510	504
Allstate, 6.125%, 12/15/32	150	174
American International Group, 2.30%, 7/16/19	540	538
American International Group, 3.875%, 1/15/35	425	415
Anthem, 2.50%, 11/21/20	390	387
Anthem, 4.65%, 1/15/43 (3)	460	494
Aon, 2.80%, 3/15/21 (3)	965	960
Aon, 3.875%, 12/15/25	405	415
Chubb INA Holdings, 3.35%, 5/15/24	550	555
Chubb INA Holdings, 5.90%, 6/15/19	150	157
CNA Financial, 3.95%, 5/15/24	140	143
CNA Financial, 5.875%, 8/15/20	600	640
First American Financial, 4.60%, 11/15/24	390	397
Liberty Mutual, 4.85%, 8/1/44 (1)	1,350	1,462
Markel, 7.125%, 9/30/19	425	453
Marsh & McLennan, 3.30%, 3/14/23	210	211
Marsh & McLennan, 3.50%, 6/3/24	320	324
Marsh & McLennan, 4.35%, 1/30/47 (3)	110	118
MassMutual Global Funding II, 2.35%, 4/9/19 (1)	900	900
Met Life Global Funding I, 1.75%, 12/19/18 (1)	1,000	994
New York Life Global Funding, 1.50%, 10/24/19 (1)	1,220	1,199
Pricoa Global Funding I, 1.45%, 9/13/19 (1)	620	608
Principal Financial Group, 3.40%, 5/15/25	1,215	1,210
Reinsurance Group of America, 5.00%, 6/1/21	905	957
Teachers Insurance & Annual Assn., 4.27%, 5/15/47 (1)	1,400	1,449

Travelers, 6.25%, 6/15/37	225	297
Trinity Acquisition, 3.50%, 9/15/21	175	176
UnitedHealth Group, 3.75%, 7/15/25	400	413
UnitedHealth Group, 4.75%, 7/15/45 (3)	900	1,040
Unum Group, 3.00%, 5/15/21	320	319
Unum Group, 5.625%, 9/15/20	150	160
Willis North America, 3.60%, 5/15/24	425	425
		18,693
Real Estate Investment Trusts 1.3%		
American Campus Communities Partnership, 4.125%, 7/1/24	540	554
Boston Properties, 3.125%, 9/1/23	900	894
Brixmor Operating Partnership, 3.875%, 8/15/22	775	784
Brixmor Operating Partnership, 3.90%, 3/15/27	495	480
Camden Property Trust, 4.625%, 6/15/21	1,000	1,048
Federal Realty Investment Trust, 2.75%, 6/1/23 (3)	1,000	975
Healthcare Realty Trust, 3.625%, 1/15/28	605	589
Highwoods Realty, 3.625%, 1/15/23 (3)	880	877
Kilroy Realty, 3.45%, 12/15/24	750	737
Kilroy Realty, 4.375%, 10/1/25	335	345
Regency Centers, 3.60%, 2/1/27	350	342
Ventas Realty, 2.00%, 2/15/18	375	375
VEREIT Operating Partnership, 3.95%, 8/15/27 (3)	820	793
WEA Finance, 3.25%, 10/5/20 (1)	380	384
		9,177
Total Financial Institutions		82,490
INDUSTRIAL 14.9%		
Basic Industry 1.0%		
Braskem Netherlands, 3.50%, 1/10/23 (1)	515	511

Carpenter Technology, 5.20%, 7/15/21 (3)	1,125	1,165
Cellulosa Arauco y Constitucion, 3.875%, 11/2/27 (1)(3)	570	567
Fresnillo, 5.50%, 11/13/23 (1)	300	327
GoldCorp, 2.125%, 3/15/18	575	575
GoldCorp, 3.625%, 6/9/21	595	608
Packaging Corporation of America, 2.45%, 12/15/20	415	413
Packaging Corporation of America, 3.65%, 9/15/24	370	375
Packaging Corporation of America, 4.50%, 11/1/23	185	196
Potash Corporation of Saskatchewan, 4.00%, 12/15/26	505	516
Solvay Finance, 3.40%, 12/3/20 (1)	770	780
West Fraser Timber, 4.35%, 10/15/24 (1)	1,145	1,142
		7,175
Capital Goods 0.9%		
Boral Finance, 3.00%, 11/1/22 (1)	125	123
GE Capital, 2.20%, 1/9/20	178	177
GE Capital, 4.65%, 10/17/21	86	91
GE Capital, 5.50%, 1/8/20	115	121
GE Capital, 6.75%, 3/15/32	378	488
Harris, 3.832%, 4/27/25	295	301
John Deere Capital, 2.35%, 1/8/21	545	542
Lockheed Martin, 3.60%, 3/1/35	240	237
Lockheed Martin, 3.80%, 3/1/45	600	594
Lockheed Martin, 4.07%, 12/15/42	184	189
Raytheon, 7.20%, 8/15/27	200	261
Republic Services, 3.375%, 11/15/27	585	577
Republic Services, 3.80%, 5/15/18	600	603
Republic Services, 5.50%, 9/15/19	240	251
Roper Industries, 6.25%, 9/1/19 (3)	750	791
Roper Technologies, 3.00%, 12/15/20	295	297

Roper Technologies, 3.80%, 12/15/26 (3)	660	668
		6,311
Communications 2.1%		
21st Century Fox America, 3.70%, 10/15/25	285	293
21st Century Fox America, 7.25%, 5/18/18	150	152
America Movil, 6.375%, 3/1/35	300	372
British Sky Broadcasting Group, 2.625%, 9/16/19 (1)	200	200
British Sky Broadcasting Group, 6.10%, 2/15/18 (1)	300	301
CC Holdings, 3.849%, 4/15/23	410	416
Charter Communications Operating, 4.908%, 7/23/25	1,200	1,249
Crown Castle International, 3.40%, 2/15/21	265	268
Crown Castle International, 3.70%, 6/15/26	700	685
Crown Castle Towers, 3.222%, 5/15/42 (1)	25	25
Crown Castle Towers, 3.663%, 5/15/45 (1)	195	193
Grain Spectrum Funding, 4.00%, 10/10/33 (1)	850	850
Interpublic Group, 4.20%, 4/15/24	820	846
Omnicom Group, 3.60%, 4/15/26	695	690
Omnicom Group, 3.625%, 5/1/22	760	777
Omnicom Group, 3.65%, 11/1/24	460	463
Rogers Communications, 3.625%, 12/15/25	335	337
SBA Tower Trust, 2.898%, 10/11/44 (1)	855	854
SBA Tower Trust, 3.598%, 4/15/18 (1)	710	710
Thomson Reuters, 3.35%, 5/15/26	220	214
Time Warner Cable, 4.00%, 9/1/21	100	102
Time Warner Cable, 5.00%, 2/1/20	240	249
Time Warner Cable, 6.55%, 5/1/37	235	277
Time Warner Cable, 6.75%, 7/1/18	155	158
Time Warner Cable, 6.75%, 6/15/39	275	327
Time Warner Cable, 8.25%, 4/1/19	305	324

Time Warner Cable, 8.75%, 2/14/19	55	58
Verizon Communications, 2.625%, 8/15/26	625	578
Verizon Communications, 4.272%, 1/15/36	1,370	1,354
Verizon Communications, 5.15%, 9/15/23	550	603
WPP Finance 2010, 3.75%, 9/19/24	1,350	1,364
		15,289
Consumer Cyclical 2.4%		
Alibaba Group Holding, 4.00%, 12/6/37	555	556
Amazon.com, 2.80%, 8/22/24 (1)	585	574
Amazon.com, 3.875%, 8/22/37 (1)	915	939
Amazon.com, 5.20%, 12/3/25	1,053	1,186
Aptiv, 3.15%, 11/19/20	920	928
AutoZone, 3.125%, 4/21/26	445	427
CVS Health, 5.125%, 7/20/45	925	1,035
Delphi, 4.15%, 3/15/24	365	377
Expedia, 5.00%, 2/15/26	1,800	1,892
Ford Motor Credit, 2.24%, 6/15/18	600	600
Ford Motor Credit, 2.551%, 10/5/18	870	872
General Motors, 4.00%, 4/1/25	1,090	1,096
General Motors Financial, 3.10%, 1/15/19	750	755
General Motors Financial, 3.15%, 1/15/20	520	523
Hyatt Hotels, 3.375%, 7/15/23	185	185
Hyundai Capital America, 2.55%, 2/6/19 (1)	580	579
O'Reilly Automotive, 4.875%, 1/14/21	700	736
PACCAR Financial, 1.95%, 2/27/20	540	534
Priceline Group, 3.60%, 6/1/26 (3)	665	658
Priceline Group, 3.65%, 3/15/25	810	811
QVC, 4.375%, 3/15/23	375	380
QVC, 4.45%, 2/15/25	70	70

QVC, 4.85%, 4/1/24	840	869
Visa, 2.15%, 9/15/22	1,005	971
		17,553
Consumer Non-Cyclical 4.0%		
Abbott Laboratories, 3.40%, 11/30/23 (3)	1,120	1,128
Abbott Laboratories, 4.75%, 11/30/36	1,500	1,661
AbbVie, 3.20%, 5/14/26	225	219
AbbVie, 3.60%, 5/14/25	880	886
AbbVie, 4.45%, 5/14/46	1,280	1,356
AbbVie, 4.50%, 5/14/35	1,215	1,307
Agilent Technologies, 3.875%, 7/15/23	920	941
Altria Group, 4.75%, 5/5/21	1,000	1,062
Amgen, 5.75%, 3/15/40	900	1,093
Anheuser-Busch InBev Finance, 3.65%, 2/1/26	1,235	1,249
Baxalta, 2.875%, 6/23/20	555	555
Becton Dickinson, 3.70%, 6/6/27	1,670	1,645
Bestfoods, 6.625%, 4/15/28	5	6
Biogen Idec, 3.625%, 9/15/22	530	543
British American Tobacco International Finance 2.764%, 8/15/22 (1)	1,215	1,192
Celgene, 3.55%, 8/15/22	905	921
Danone, 2.947%, 11/2/26 (1)	1,065	1,011
Dr Pepper Snapple Group, 2.55%, 9/15/26	1,015	926
Express Scripts Holding, 2.60%, 11/30/20 (3)	1,075	1,066
Express Scripts Holding, 3.00%, 7/15/23 (3)	340	333
Gilead Sciences, 3.25%, 9/1/22	600	607
Imperial Tobacco Finance, 2.05%, 7/20/18 (1)	430	429
Kaiser Permanente, 3.50%, 4/1/22	445	453
Mead Johnson Nutrition, 4.125%, 11/15/25	105	109
Mead Johnson Nutrition, 4.60%, 6/1/44	250	268

Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	600	626
Northwell Healthcare, 3.979%, 11/1/46	1,275	1,221
Partners Healthcare, 3.443%, 7/1/21	700	704
Reynolds American, 2.30%, 6/12/18	670	670
Shire Acquisition Investments Ireland, 2.875%, 9/23/23	1,660	1,608
Stanford Health Care, 3.795%, 11/15/48	440	441
Teva Pharmaceutical Finance III, 1.70%, 7/19/19 (3)	2,075	2,021
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	750	727
Thermo Fisher Scientific, 2.40%, 2/1/19	75	75
		29,059
Energy 1.7%		
APT Pipelines, 4.25%, 7/15/27 (1)	375	382
Boardwalk Pipelines, 4.45%, 7/15/27 (3)	230	231
Boardwalk Pipelines, 4.95%, 12/15/24	360	379
BP Capital Markets, 4.75%, 3/10/19	475	487
Columbia Pipeline Group, 3.30%, 6/1/20	640	646
Concho Resources, 3.75%, 10/1/27 (3)	360	356
DCP Midstream, 4.75%, 9/30/21 (1)(3)	710	738
Enbridge, 4.00%, 10/1/23	420	432
Enbridge, 4.25%, 12/1/26	355	366
Enbridge, VR, 6.00%, 1/15/77 (2)(3)	695	733
Enbridge Energy Partners, 5.20%, 3/15/20	225	236
Enbridge Energy Partners, 5.50%, 9/15/40	165	180
EnLink Midstream Partners, 2.70%, 4/1/19	100	100
EnLink Midstream Partners, 4.85%, 7/15/26	495	515
EOG Resources, 6.875%, 10/1/18	350	360
Florida Gas Transmission, 3.875%, 7/15/22 (1)	435	444
Magellan Midstream Partners, 4.25%, 2/1/21	325	336
Magellan Midstream Partners, 6.55%, 7/15/19	85	90

Nabors Industries, 5.50%, 1/15/23 (3)	400	401
Occidental Petroleum, 3.00%, 2/15/27	1,475	1,436
Sabine Pass Liquefaction, 4.20%, 3/15/28	795	799
Southeast Supply Header, 4.25%, 6/15/24 (1)	405	416
Spectra Energy Partners, 3.375%, 10/15/26	440	429
Valero Energy, 9.375%, 3/15/19	435	468
Williams Partners, 5.25%, 3/15/20	600	631
Woodside Finance, 3.70%, 9/15/26 (1)	315	310
Woodside Finance, 3.70%, 3/15/28 (1)	425	415
		12,316
Industrial Other 0.1%		
Alfa, 5.25%, 3/25/24 (1)	200	213
Harvard University, Presidents & Fellows, 3.619%, 10/1/37	385	401
		614
Technology 1.4%		
Apple, 3.20%, 5/11/27	2,235	2,212
Avnet Electronic, 4.625%, 4/15/26	1,440	1,472
Baidu, 2.75%, 6/9/19	635	635
Broadcom, 3.00%, 1/15/22 (1)	1,600	1,573
DXC Technology, 2.875%, 3/27/20	550	550
Hewlett Packard Enterprise, STEP, 2.85%, 10/5/18	1,400	1,403
IBM, 8.375%, 11/1/19	100	110
Keysight Technologies, 3.30%, 10/30/19	1,200	1,206
Tencent Holdings, 2.985%, 1/19/23 (1)	550	544
		9,705
Transportation 1.3%		
American Airlines PTT, Series 16-1, Class B, 5.25%, 7/15/25	1,072	1,122
American Airlines PTT, Series 2014-1, Class A, 3.70%, 4/1/28	727	730

Burlington Northern Santa Fe, 6.15%, 5/1/37	100	131
Canadian National Railway, 6.25%, 8/1/34	95	126
Canadian Pacific Railroad, 7.25%, 5/15/19	125	132
Continental Airlines, 4.75%, 7/12/22	124	129
Delta Air Lines, 2.60%, 12/4/20	740	733
Delta Air Lines, 2.875%, 3/13/20	615	616
Delta Air Lines, 7.75%, 6/17/21	294	315
Delta Air Lines, ETC, 4.95%, 5/23/19	77	79
ERAC USA Finance, 4.50%, 8/16/21 (1)	320	334
ERAC USA Finance, 4.50%, 2/15/45 (1)	260	262
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	397
Heathrow Funding, 4.875%, 7/15/23 (1)	1,120	1,193
HPHT Finance 15, 2.25%, 3/17/18 (1)	457	457
J.B. Hunt Transportation Services, 2.40%, 3/15/19	120	120
Kansas City Southern, 3.00%, 5/15/23	340	330
Norfolk Southern, 5.59%, 5/17/25	48	54
Transurban Finance, 3.375%, 3/22/27 (1)	225	214
Transurban Finance, 4.125%, 2/2/26 (1)(3)	175	177
United Airlines PTT, Series 2014-1, Class B, ETC 4.75%, 10/11/23	204	209
United Airlines PTT, Series 2014-2, Class B, 4.625%, 3/3/24	844	861
United Airlines PTT, Series 2016-2, Class A, 3.10%, 4/7/30 (3)	915	883
		9,604
Total Industrial		107,626
UTILITY 2.3%		
Electric 1.8%		
Berkshire Hathaway Energy, 6.125%, 4/1/36	170	222
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	135
CMS Energy, 4.875%, 3/1/44	600	683

Dominion Resources, 1.60%, 8/15/19	290	286
Dominion Resources, 2.50%, 12/1/19	160	159
Dominion Resources, 5.20%, 8/15/19	810	840
Dominion Resources, STEP, 2.579%, 7/1/20	175	174
Duke Energy, 2.65%, 9/1/26	355	331
Duke Energy, 3.75%, 9/1/46	280	268
Duke Energy Progress, 6.30%, 4/1/38	100	136
Exelon, 3.40%, 4/15/26	1,815	1,789
Exelon Generation, 5.20%, 10/1/19	570	592
FirstEnergy Transmission, 4.35%, 1/15/25 (1)	775	810
Florida Power, 6.35%, 9/15/37	170	231
Kansas Gas & Electric, 6.70%, 6/15/19 (1)	155	163
Nevada Power, 6.65%, 4/1/36	400	544
Ohio Power, 5.375%, 10/1/21	450	490
PacifiCorp, 6.25%, 10/15/37	90	120
PECO Energy, 5.35%, 3/1/18	75	75
PECO Energy, 5.95%, 10/1/36	150	192
Progress Energy, 7.05%, 3/15/19	601	631
Public Service Electric & Gas, 5.70%, 12/1/36	180	223
San Diego Gas & Electric, 6.125%, 9/15/37	170	222
Southern Company, 4.40%, 7/1/46	1,905	1,976
Southern Power, 5.15%, 9/15/41	500	555
Tampa Electric, 6.15%, 5/15/37	700	884
Xcel Energy, 4.70%, 5/15/20	375	389
		13,120
Natural Gas 0.5%		
AGL Capital, 5.25%, 8/15/19	210	218
Atmos Energy, 8.50%, 3/15/19	105	112
NiSource Finance, 3.49%, 5/15/27	695	692

NiSource Finance, 3.95%, 3/30/48	1,000	996
Southern California Gas, 5.75%, 11/15/35	140	173
Sempra Energy, 2.40%, 2/1/20	1,060	1,056
		3,247
Total Utility		16,367
Total Corporate Bonds (Cost $202,192)		206,483
BANK LOANS 0.2% (4)		
Communications 0.2%		
Charter Communications, VR, 3M USD LIBOR + 2.00% 3.57%, 4/30/25	1,290	1,297
Total Bank Loans (Cost $1,288)		1,297
ASSET-BACKED SECURITIES 3.1%		
Car Loan 0.9%		
AmeriCredit Automobile Receivable Trust Series 2017-1, Class A3 1.87%, 8/18/21	225	224
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07%, 10/20/20	405	403
Carmax Auto Owner Trust Series 2017-4, Class A3 2.11%, 10/17/22	285	282
Enterprise Fleet Financing Series 2015-1, Class A3 1.74%, 9/20/20 (1)	925	924
Enterprise Fleet Financing Series 2017-1, Class A2 2.13%, 7/20/22 (1)	188	188
General Motors Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22%, 1/18/22 (1)	735	731

Huntington Auto Trust Series 2016-1, Class A3 1.59%, 11/16/20	680	677
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22%, 1/20/21 (1)	710	705
Wheels SPV Series 2016-1A, Class A2 1.59%, 5/20/25 (1)	127	127
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77%, 9/15/21	1,415	1,408
World Omni Auto Receivables Trust Series 2018-A, Class A2 2.19%, 5/17/21	680	680
		6,349
Credit Card 0.3%		
Barclays Dryrock Issuance Trust Series 2015-1, Class A 2.20%, 12/15/22	135	134
Synchrony Credit Card Master Note Trust Series 2015-2, Class A 1.60%, 4/15/21	1,250	1,250
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62%, 10/15/25	610	602
		1,986
Other Asset-Backed Securities 1.7%		
Allegro Series 2015-1A, Class AR, CLO, VR 3M USD LIBOR+ 0.84%, 2.585%, 7/25/27 (1)	1,530	1,530
Arbys Funding Series 2015-1A, Class A2 4.969%, 10/30/45 (1)	1,466	1,476

CKE Restaurants Holdings Series 2013-1A, Class A2 4.474%, 3/20/43 (1)	1,524	1,529
CNH Equipment Trust Series 2017-C, Class A3 2.08%, 2/15/23	560	555
DB Master Finance Series 2015-1A, Class A2II 3.98%, 2/20/45 (1)	1,196	1,198
DB Master Finance Series 2017-1A, Class A2I 3.629%, 11/20/47 (1)	640	642
Diamond Resorts Owner Trust Series 2014-1, Class A 2.54%, 5/20/27 (1)	204	204
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69%, 3/25/30 (1)	487	480
GreatAmerica Leasing Receivables Series 2017-1, Class A3 2.06%, 6/22/20 (1)	245	244
Jimmy John's Funding Series 2017-1A, Class A2I 3.61%, 7/30/47 (1)	234	236
Kubota Credit Owner Trust Series 2015-1A, Class A3 1.54%, 3/15/19 (1)	351	350
Marriott Vacation Club Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (1)	100	99
MMAF Equipment Finance Series 2017-B, Class A3 2.21%, 10/17/22 (1)	815	806
Sierra Receivables Funding Series 2014-3A, Class A 2.30%, 10/20/31 (1)	138	137
Sierra Receivables Funding Series 2015-3A, Class A 2.58%, 9/20/32 (1)	91	91

Sonic Capital Series 2018-1A, Class A2I 4.026%, 2/20/48 (1)	145	146
Springleaf Funding Trust Series 2016-AA, Class A 2.90%, 11/15/29 (1)	870	872
Volvo Financial Equipment Series 2017-1A, Class A3 1.92%, 3/15/21 (1)	235	233
Wendy's Funding Series 2015-1A, Class A2II 4.08%, 6/15/45 (1)	1,466	1,497
Wendy's Funding Series 2018-1A, Class A2I 3.573%, 3/15/48 (1)	315	315
		12,640
Student Loan 0.2%		
SLM Student Loan Trust Series 2010-1, Class A, VR 1M USD LIBOR+ 0.40%, 1.961%, 3/25/25	1,324	1,315
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.49%, 6/15/27 (1)	393	390
		1,705
Total Asset-Backed Securities (Cost $22,675)		22,680
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 3.2%		
Collateralized Mortgage Obligations 1.4%		
Colt Funding Series 2017-1, Class A1, CMO, ARM 2.614%, 5/27/47 (1)	558	552
Colt Funding Series 2018-1, Class A1, CMO, ARM 2.93%, 2/25/48 (1)	715	715

Connecticut Avenue Securities Series 2016-C03, Class 1M1, CMO, ARM 1M USD LIBOR+ 2.00%, 3.561%, 10/25/28	344	350
Connecticut Avenue Securities Series 2016-C04, Class 1M1, CMO, ARM 1M USD LIBOR+ 1.45%, 3.011%, 1/25/29	332	335
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, CMO, ARM 2.976%, 12/25/57 (1)	915	915
Galton Funding Mortgage Trust Series 2018-1, Class A23, CMO, ARM 3.50%, 11/25/57 (1)	815	818
Mill City Mortgage Trust Series 2016-1, Class A1, CMO, ARM 2.50%, 4/25/57 (1)	147	145
Seasoned Credit Risk Transfer Series 2016-1, Class M1, CMO, ARM 3.00%, 9/25/55 (1)	320	317
Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1, CMO, ARM 1M USD LIBOR+ 0.90%, 2.461%, 10/25/27	76	76
Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class M2, CMO, ARM 1M USD LIBOR+ 2.60%, 4.161%, 12/25/27	827	845
Structured Agency Credit Risk Debt Notes Series 2016-HQA1, Class M2, CMO, ARM 1M USD LIBOR+ 2.75%, 4.311%, 9/25/28	445	456
Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1, CMO, ARM 1M USD LIBOR+ 0.80%, 2.361%, 3/25/29	195	195
Towd Point Mortgage Trust Series 2015-3, Class A1B, CMO, ARM 3.00%, 3/25/54 (1)	546	546
Towd Point Mortgage Trust Series 2015-4, Class A1B, CMO, ARM 2.75%, 4/25/55 (1)	523	520
Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/25/55 (1)	551	548

Towd Point Mortgage Trust Series 2016-2, Class A1A, CMO, ARM 2.75%, 8/25/55 (1)	496	491
Towd Point Mortgage Trust Series 2016-3, Class A1, CMO, ARM 2.25%, 4/25/56 (1)	590	582
Towd Point Mortgage Trust Series 2017-1, Class A1, CMO, ARM 2.75%, 10/25/56 (1)	566	563
Towd Point Mortgage Trust Series 2017-6, Class A1, CMO, ARM 2.75%, 10/25/57 (1)	847	839
		9,808

Commercial Mortgage-Backed Securities 1.8%

Atrium Hotel Portfolio Trust Series 2017-ATRM, Class A, ARM 1M USD LIBOR+ 0.93%, 2.489%, 11/15/19 (1)	1,435	1,437
CD Commercial Mortgage Trust Series 2016-CD2, Class A4, ARM 3.526%, 11/10/49	910	923
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS 4.026%, 5/10/47	890	908
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class A1 1.485%, 10/10/47	100	100
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4 3.778%, 9/10/58	440	455
Citigroup Commercial Mortgage Trust Series 2017-P7, Class AS 3.915%, 4/14/50	1,450	1,466
Commercial Mortgage PTC Series 2014-CR20, Class A1 1.324%, 11/10/47	149	148
Commercial Mortgage PTC Series 2014-LC15, Class B, ARM 4.599%, 4/10/47	765	783

WF-RBS Commercial Mortgage Trust Series 2014-C22, Class A1 1.479%, 9/15/57	133	132
		13,260
Total Non-U.S. Government Mortgage-Backed Securities (Cost $23,075)		23,068

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 27.0%

U.S. Government Agency Obligations 18.5% (5)

Federal Home Loan Mortgage		
1.749%, 2/25/22	2,268	2,234
1.875%, 4/25/22	2,433	2,401
2.206%, 6/25/25	1,030	996
2.413%, 1/25/21	279	279
2.50%, 4/1/30 - 3/1/43	2,782	2,736
2.777%, 4/25/23	336	337
2.952%, 2/25/27	750	747
3.00%, 6/1/43 - 7/1/43	2,978	2,934
3.50%, 3/1/42 - 3/1/46	7,268	7,377
4.00%, 8/1/25 - 8/1/45	3,604	3,738
4.50%, 11/1/18 - 10/1/41	1,567	1,657
5.00%, 10/1/18 - 8/1/40	1,294	1,401
5.50%, 3/1/18 - 12/1/39	266	292
6.00%, 10/1/21 - 8/1/38	213	236
6.50%, 4/1/24 - 1/1/36	110	121
7.00%, 6/1/32	4	4
Federal Home Loan Mortgage, ARM		
12M USD LIBOR + 1.625%, 3.375%, 4/1/37	88	92

12M USD LIBOR + 1.766%, 3.39%, 2/1/37	49	51
12M USD LIBOR + 1.75%, 3.422%, 2/1/35	91	96
12M USD LIBOR + 1.726%, 3.484%, 7/1/35	40	42
12M USD LIBOR + 1.966%, 3.708%, 11/1/36	18	19
12M USD LIBOR + 2.01%, 3.761%, 12/1/36	27	28
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	40	41
Federal Home Loan Mortgage, CMO, ARM		
1M USD LIBOR + 0.45%, 2.009%, 10/15/46	296	298
1M USD LIBOR + 0.45%, 2.009%, 1/15/47	621	625
1M USD LIBOR + 0.50%, 2.059%, 10/15/46	285	287
1M USD LIBOR + 0.50%, 2.059%, 2/15/47	261	263
Federal National Mortgage Assn.		
2.00%, 8/1/28	802	778
2.50%, 5/1/30 - 5/1/32	1,006	992
3.00%, 10/1/32 - 1/1/48	33,865	33,460
3.50%, 11/1/25 - 4/1/47	30,572	30,944
4.00%, 12/1/20 - 5/1/47	13,116	13,591
4.50%, 11/1/18 - 10/1/47	5,615	5,939
5.00%, 10/1/18 - 7/1/41	2,365	2,537
5.50%, 2/1/18 - 2/1/40	1,964	2,165
6.00%, 5/1/21 - 9/1/39	1,895	2,129
6.50%, 5/1/31 - 9/1/38	553	615
7.00%, 2/1/24 - 11/1/36	23	26
7.50%, 10/1/25 - 3/1/31	5	6
Federal National Mortgage Assn., ARM		
12M USD LIBOR + 1.528%, 3.291%, 7/1/35	27	28
12M USD LIBOR + 1.60%, 3.381%, 7/1/36	59	62
12M USD LIBOR + 1.655%, 3.41%, 9/1/37	29	30
12M USD LIBOR + 1.878%, 3.642%, 1/1/37	14	15

Federal National Mortgage Assn., CMO, ARM 1M USD LIBOR + 0.45%, 2.011%, 10/25/46-3/25/47	1,737	1,749
Federal National Mortgage Assn., TBA		
3.50%, 1/1/26	6,860	7,011
4.00%, 1/1/39	1,235	1,276
4.50%, 1/1/36	1,205	1,270
		133,955
U.S. Government Obligations 8.5%		
Government National Mortgage Assn.		
2.50%, 12/20/42 - 9/20/46	2,892	2,774
3.00%, 9/15/42 - 4/20/47	3,645	3,619
3.50%, 4/20/32 - 9/20/46	10,450	10,696
4.00%, 2/15/41 - 8/20/47	23,451	24,347
4.50%, 6/15/39 - 10/20/47	9,203	9,688
5.00%, 9/15/39 - 1/20/48	8,143	8,626
5.50%, 2/20/34 - 2/20/36	389	425
6.00%, 8/15/33 - 4/15/36	35	39
6.50%, 12/20/33	1	2
7.00%, 12/15/28 - 6/15/31	9	10
7.50%, 8/15/25 - 1/15/32	53	54
8.00%, 1/15/26	13	14
Government National Mortgage Assn., CMO 3.00%, 11/20/47-12/20	1,303	1,307
		61,602
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $198,139)		195,557
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 31.5%		
U.S. Government Agency Obligations 1.2% (6)		
Federal Home Loan Bank, 1.00%, 9/26/19	2,000	1,963

Federal National Mortgage Assn., 1.00%, 8/28/19	3,400	3,342
Federal National Mortgage Assn., 1.25%, 8/17/21	2,350	2,255
Federal National Mortgage Assn., 6.25%, 5/15/29	342	446
Federal National Mortgage Assn., 6.625%, 11/15/30	500	686
		8,692
U.S. Treasury Obligations 30.3%		
U.S. Treasury Bonds, 2.25%, 8/15/46	2,190	1,897
U.S. Treasury Bonds, 2.50%, 2/15/45	3,535	3,247
U.S. Treasury Bonds, 2.50%, 5/15/46	4,805	4,394
U.S. Treasury Bonds, 2.75%, 11/15/42	3,000	2,911
U.S. Treasury Bonds, 2.75%, 8/15/47 (3)	6,240	5,997
U.S. Treasury Bonds, 3.00%, 11/15/44	585	592
U.S. Treasury Bonds, 3.00%, 5/15/45	4,115	4,166
U.S. Treasury Bonds, 3.00%, 11/15/45	6,780	6,850
U.S. Treasury Bonds, 3.00%, 2/15/47	1,400	1,416
U.S. Treasury Bonds, 3.00%, 5/15/47	3,150	3,184
U.S. Treasury Bonds, 3.125%, 11/15/41	6,915	7,179
U.S. Treasury Bonds, 3.125%, 2/15/43	2,180	2,260
U.S. Treasury Bonds, 3.625%, 8/15/43	4,890	5,507
U.S. Treasury Bonds, 3.875%, 8/15/40	1,160	1,349
U.S. Treasury Bonds, 4.375%, 5/15/41	6,200	7,755
U.S. Treasury Bonds, 4.50%, 5/15/38	245	308
U.S. Treasury Bonds, 5.50%, 8/15/28	146	183
U.S. Treasury Bonds, 6.125%, 11/15/27	543	702
U.S. Treasury Bonds, 6.50%, 11/15/26	100	130
U.S. Treasury Bonds, 7.25%, 8/15/22	235	283
U.S. Treasury Bonds, 8.125%, 8/15/19	590	643
U.S. Treasury Bonds, 8.50%, 2/15/20	12	13
U.S. Treasury Notes, 1.125%, 7/31/21	4,070	3,899

U.S. Treasury Notes, 1.125%, 8/31/21	2,935	2,807
U.S. Treasury Notes, 1.375%, 7/31/19	2,075	2,054
U.S. Treasury Notes, 1.375%, 4/30/20	665	653
U.S. Treasury Notes, 1.375%, 9/30/20	5,000	4,886
U.S. Treasury Notes, 1.375%, 6/30/23	5,000	4,700
U.S. Treasury Notes, 1.50%, 8/15/26	680	617
U.S. Treasury Notes, 1.625%, 11/30/20	8,535	8,380
U.S. Treasury Notes, 1.625%, 8/31/22	5,025	4,837
U.S. Treasury Notes, 1.625%, 11/15/22	500	480
U.S. Treasury Notes, 1.75%, 9/30/19	5,930	5,897
U.S. Treasury Notes, 1.75%, 10/31/20	2,845	2,805
U.S. Treasury Notes, 1.75%, 12/31/20	3,685	3,628
U.S. Treasury Notes, 1.75%, 11/30/21	1,000	975
U.S. Treasury Notes, 1.75%, 5/31/22	15,465	15,006
U.S. Treasury Notes, 1.875%, 1/31/22	6,405	6,267
U.S. Treasury Notes, 2.00%, 2/15/22	23,620	23,229
U.S. Treasury Notes, 2.00%, 11/30/22	15,865	15,493
U.S. Treasury Notes, 2.00%, 2/15/23	200	195
U.S. Treasury Notes, 2.125%, 8/15/21	2,205	2,185
U.S. Treasury Notes, 2.125%, 12/31/22 (3)	3,000	2,945
U.S. Treasury Notes, 2.125%, 5/15/25	1,075	1,036
U.S. Treasury Notes, 2.25%, 11/15/24	9,560	9,318
U.S. Treasury Notes, 2.25%, 8/15/27	14,715	14,136
U.S. Treasury Notes, 2.25%, 11/15/27 (3)	10,175	9,766
U.S. Treasury Notes, 2.50%, 8/15/23	2,000	1,993
U.S. Treasury Notes, 2.625%, 8/15/20	1,000	1,009
U.S. Treasury Notes, 2.75%, 2/15/24	5,955	6,000
U.S. Treasury Notes, 3.125%, 5/15/19	625	634

U.S. Treasury Notes, 3.625%, 2/15/21	2,135	2,216
		219,012
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $228,736)		227,704

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.7%

Government Guaranteed 0.3%

KfW, 2.125%, 3/7/22	1,600	1,570
KfW, 4.00%, 1/27/20 (3)	525	543
		2,113

Local Authorities 0.9%

Province of Alberta, 1.90%, 12/6/19	2,000	1,978
Province of New Brunswick, 2.75%, 6/15/18	1,000	1,002
Province of Ontario, 2.40%, 2/8/22	2,000	1,972
Province of Quebec, 2.75%, 8/25/21	1,350	1,353
Province of Quebec, 4.625%, 5/14/18	140	141
Province of Quebec, 7.50%, 9/15/29	104	144
		6,590

Owned No Guarantee 0.9%

Autoridad del Canal de Panama, 4.95%, 7/29/35 (1)	295	329
CNOOC Finance 2013, 3.00%, 5/9/23	870	851
Ecopetrol, 4.25%, 9/18/18	470	475
Pertamina, 4.30%, 5/20/23 (1)	650	674
Perusahaan Gas Negara, 5.125%, 5/16/24 (1)	405	435
Petroleos Mexicanos, 5.375%, 3/13/22 (1)(3)	300	319
Petroleos Mexicanos, 6.00%, 3/5/20	1,350	1,430
Petroleos Mexicanos, 6.375%, 2/4/21	265	288

Univ. of California Regents, Build America, Series R 5.77%, 5/15/43	470	598
		4,916
Georgia 0.1%		
Municipal Electric Auth. of Georgia, Vogtle Units 3&4 Build America, Series A, 6.655%, 4/1/57	830	1,026
		1,026
Illinois 0.4%		
Chicago, O'Hare Int'l. Airport, Build America, Series B 6.395%, 1/1/40	1,350	1,826
Illinois Toll Highway Auth., Build America, Series A 6.184%, 1/1/34	295	372
Metropolitan Water Reclamation Dist. of Greater Chicago Build America, 5.72%, 12/1/38	460	580
		2,778
Michigan 0.2%		
Detroit City School Dist., Qualified School Construction Bonds Series A, 6.645%, 5/1/29	1,220	1,481
		1,481
New Jersey 0.2%		
New Jersey Turnpike Auth., Build America, Series F 7.414%, 1/1/40	1,000	1,516
		1,516
New York 0.2%		
Dormitory Auth. of the State of New York, New York Univ. Series B, 3.879%, 7/1/46	950	956
Metropolitan Transportation Auth., Build America, Series A-1 5.871%, 11/15/39	500	632

Metropolitan Transportation Auth., Dedicated Tax Fund Build America, Series C, 7.336%, 11/15/39	145	218
		1,806
Oregon 0.0%		
Oregon DOT, Build America, Series A, 5.834%, 11/15/34	250	312
		312
Pennsylvania 0.1%		
Philadelphia Auth. for IDA, 3.964%, 4/15/26	680	676
		676
South Carolina 0.2%		
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23	1,165	1,091
		1,091
Utah 0.4%		
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39	2,000	2,613
		2,613
Virginia 0.2%		
Virginia Public Building Auth., Build America, Series B-2 5.90%, 8/1/30	570	683
Virginia Transportation Board, Build America, Series A-2 5.35%, 5/15/35	480	561
		1,244
Wisconsin 0.2%		
Wisconsin, General Fund Annual Appropriation, Series A 3.954%, 5/1/36	1,700	1,736
		1,736
Total Municipal Securities (Cost $18,400)		21,195

SHORT-TERM INVESTMENTS 3.0%		
Money Market Funds 3.0%		
T. Rowe Price Government Reserve Fund, 1.31% (8)(9)	21,651	21,651
Total Short-Term Investments (Cost $21,651)		21,651
SECURITIES LENDING COLLATERAL 1.9%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.9%		
Short-Term Funds 1.9%		
T. Rowe Price Short-Term Fund, 1.50% (8)(9)	1,393	13,926
Total Investments through Securities Lending Program with State Street Bank and Trust Company		13,926
Total Securities Lending Collateral (Cost $13,926)		13,926
Total Investments in Securities		
104.1% of Net Assets (Cost $749,036)		**$ 752,886**

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $69,595 and represents 9.6% of net assets.

(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(3) All or a portion of this security is on loan at January 31, 2018 -- total value of such securities at period-end amounts to $13,541. See Note 3.

(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(5) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(6) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(7) Insured by Assured Guaranty Municipal Corp.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Bond Enhanced Index Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations
The fund may invest in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

TBA Purchase and Sale Commitments
The fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to particular securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of January 31, 2018, no collateral was pledged by either the fund or counterparties for TBAs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2018, the value of loaned securities was $13,541,000; the value of cash collateral and related investments was $13,926,000.

Mortgage-Backed Securities
The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date March 26, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date March 26, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date March 26, 2018